Average Annual Total Returns - FidelitySeriesCommodityStrategyFund-PRO - FidelitySeriesCommodityStrategyFund-PRO - Fidelity Series Commodity Strategy Fund	Sep. 29, 2023
Fidelity Series Commodity Strategy Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.98%
Past 5 years	6.22%
Past 10 years	(1.72%)
Fidelity Series Commodity Strategy Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.10%)
Past 5 years	(2.42%)
Past 10 years	(5.83%)
Fidelity Series Commodity Strategy Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.49%
Past 5 years	1.31%
Past 10 years	(2.80%)
DJ010
Average Annual Return:
Past 1 year	16.09%
Past 5 years	6.44%
Past 10 years	(1.28%)